SHARE-BASED COMPENSATION (Schedule of Options Activity) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 3,537	$ 2,643	$ 7,192	$ 3,735
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	467	311	962	546
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	1,113	477	2,183	615
Sales and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	1,022	1,511	2,209	2,000
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 935	$ 344	$ 1,838	$ 574